Annual Total Returns (Bar Chart) (Invesco V.I. Technology Fund, Series I shares, Invesco V.I. Technology Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Technology Fund | Series I shares, Invesco V.I. Technology Fund
Annual Total Returns
'01	(45.82%)
'02	(46.84%)
'03	45.29%
'04	4.63%
'05	2.17%
'06	10.48%
'07	7.70%
'08	(44.50%)
'09	57.40%
'10	21.30%